Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

These audited consolidated financial statements, in the opinion of management, reflect all adjustments (all of which are considered of a normal recurring nature) considered necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods and dates presented.

Immaterial Restatement of Prior Period Financial Statements — In the fourth quarter of 2024, we identified an error in the classification of the contingent consideration liability and an error in the computation of foreign currency translation adjustments as of and for the year ended December 31, 2023. Refer to Note 16 for quantification of the prior period restatement impacts. Additionally, comparative prior period amounts in the applicable notes to the consolidated financial statements have been restated.

Principles of Consolidation — The Company’s policy is to consolidate all entities that the Company controls by ownership interest or other contractual rights giving the Company control over the most significant activities of an investee. The consolidated financial statements include the accounts of AleAnna and its wholly-owned subsidiaries HoldCo, AleAnna Energy, AleAnna Resources, LLC, AleAnna Italia S.p.A., AleAnna Renewable and the RNG Subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates — The preparation of consolidated financial statements in conformity with accounting principles U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of expenses, assets, and liabilities and disclosure of contingent assets and liabilities. The Company regularly assesses these estimates; however, actual amounts could differ from those estimates. The most significant items involving management’s estimates include estimates of contingencies including contingent consideration and estimates of the timing and amount of asset retirement obligations. The impact of changes in estimates is recorded in the period in which they become known.

Emerging Growth Company — The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult because of the potential differences in accounting standards used.

Risks and Uncertainties — The Company is currently in the development stage and has not yet commenced principal operations or generated revenue from its conventional natural gas business. The development of the Company’s projects is subject to a number of risks and uncertainties including, but not limited to, the receipt of the necessary permits and regulatory approvals, commodity price risk impacting the decision to go forward with the projects, and the availability and ability to obtain the necessary financing for the development of projects.

The Company’s ability to develop and operate commercial production facilities, as well as expand production at future commercial production facilities, is subject to many risks beyond its control, including regulatory developments, construction risks, and global and regional macroeconomic developments.

Functional and Reporting Currency — The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Italian subsidiary is the Euro, and the Company is the United States Dollar (“USD” or “U.S. Dollar”). The determination of functional currency was made in accordance with 830, Foreign Currency Matters.

The Company’s reporting currency is the USD. For the purposes of presenting consolidated financial statements, the assets and liabilities of the Company’s Euro operations are translated to USD at the exchange rate at the end of each month prior to consolidation procedures. The income and expenses are translated using average exchange rates for the applicable period. Foreign currency differences that arise on translation for consolidated purposes are recognized in accumulated other comprehensive loss on the consolidated balance sheet and in other comprehensive loss as a currency translation adjustment on the consolidated statements of operations and comprehensive loss.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institution which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000 in the U.S. or the Interbank Deposit Protection Fund limit of €100.000 in Italy. However, the majority of the Company’s cash and cash equivalents are held with a U.S.-based global systemically important financial institution. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant credit risk on such balances.

Business Combinations and Asset Acquisitions — To evaluate whether an acquiree meets the definition of a business, the Company first applies a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen test is met, the transaction is accounted for as an asset acquisition. If the screen test is not met, the Company further considers whether the set of assets acquired have, at a minimum, inputs and processes that have the ability to create outputs in the form of revenue. If the assets acquired meet this criteria, the transaction is accounted for as a business combination.

Acquisitions that qualify as an asset acquisition are accounted for using a cost accumulation model where the purchase price of the acquisition is allocated to the assets acquired on a relative fair value basis on the date of acquisition. The Company generally accounts for acquisitions of RNG assets as asset acquisitions. Inputs used to determine such fair values are primarily based upon internally-developed estimates, estimates developed by third-party valuation firms, and publicly-available data regarding RNG asset transactions consummated by other buyers and sellers, as applicable. These fair values are considered Level 3 assets in the fair value hierarchy. Any associated acquisition costs are generally capitalized.

Acquisitions that qualify as a business combination are accounted for using the acquisition method of accounting. The fair value of consideration transferred for an acquisition is allocated to the assets acquired and liabilities assumed based on their fair value on a nonrecurring basis on the acquisition date and are subject to fair value adjustments under certain circumstances. The excess of the consideration transferred over the fair value of assets acquired and liabilities assumed is recorded as goodwill. Conversely, in the event the fair value of assets acquired and liabilities assumed is greater than the consideration transferred, a bargain purchase gain is recognized.

Determining the fair value of assets acquired and liabilities assumed requires judgment and often involves the use of significant estimates and assumptions as fair values are not always readily determinable. Different techniques may be used to determine fair values, including market prices (where available), comparisons to transactions for similar assets and liabilities and the discounted net present value of estimated future cash flows, among others. The Company engages third-party valuation firms when appropriate to assist in the fair value determination of assets acquired and liabilities assumed. Acquisition-related expenses and transaction costs associated with business combinations are expensed as incurred. The Company may adjust the amounts recognized in an acquisition during a measurement period not to exceed one year from the date of acquisition, as a result of subsequently obtaining additional information that existed at the acquisition date.

Where applicable, asset acquisitions may be owned together with unaffiliated outside parties. In acquisitions where the Company has majority direct controlling interest, the unaffiliated outside ownership is shown as noncontrolling interests (“NCI”) in stockholders’ equity in the Company’s consolidated financial statements.

Cash and Cash Equivalents — Cash and cash equivalents represent cash and short-term, highly liquid investments with maturities of three months or less at the time of purchase. The Company had $28.3 million of cash equivalents as of December 31, 2024. The Company did not have any cash equivalents as of December 31, 2023.

Financial Instruments — The carrying values of the Company’s financial instruments, consisting of cash and cash equivalents and accounts payable, approximate their fair value due to the short maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risks arising from these financial instruments.

Fair Value Measurement — The Company applies fair value accounting to all financial assets and liabilities measured on a recurring and nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance establishes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, used to determine the fair value of its financial instruments. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Level 1	Quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.
Level 2

Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Conventional Natural Gas Properties — The Company uses the successful efforts method of accounting for gas producing activities. Under this method, the cost of productive wells and related equipment, development dry holes, and any permits related to productive acreage are capitalized, and depleted using the unit-of-production method.

These costs include other internal costs directly attributable to production activities. AleAnna is not yet recognizing depletion as assets are not yet producing and therefore have not yet been placed in service. Costs for exploratory dry holes, exploratory geological and geophysical activities, and delay rentals as well as other property carrying costs are charged to exploration expense.

There were no exploratory wells drilled and there were no capitalized exploratory well costs incurred during the years ended December 31, 2024 and 2023. All asset additions in 2024 and 2023 relate to the drilling and testing of three incremental Longanesi development wells. All five Longanesi wells began production in March 2025.

The estimates of proved natural gas reserves (“SEC Case”) utilized in the preparation of the Consolidated Financial Statements are estimated in accordance with the rules established by the Securities and Exchange Commission (“the SEC”) and the FASB. These rules require that reserve estimates be prepared under existing economic and operating conditions using a trailing 12-month average price with no provision for price and cost escalations in future years except by contractual arrangements. The development of the Company’s natural gas reserve quantities requires management to make significant estimates and assumptions related to the intent and ability to complete undeveloped proved reserves within a five-year development period, as prescribed by SEC guidelines. Management engaged DeGolyer and MacNaughton, independent reserve engineers, to prepare reserves estimates for the Company’s estimated proved reserves at December 31, 2024 and 2023. The technologies used in the estimation of the Company’s net proved undeveloped reserves include, but are not limited to, empirical evidence through drilling results and well performance, production data, decline curve analysis, well logs, geologic maps, core data, seismic data, demonstrated relationship between geologic parameters and performance, and the implementation and application of statistical analysis.

Management has confirmed that none of the Unitized Operating Agreements (“UOAs”) nor the Proved Undeveloped Reserves (“PUDs”) are scheduled to be developed on a date more than five years from the date the reserves were initially recognized as PUDs as prescribed by the SEC guidelines. PUDs are converted from undeveloped to developed as applicable wells begin production.

Reserve estimates are inherently imprecise. Accordingly, the estimates are expected to change as more current information becomes available. Such estimates are subject to the uncertainties inherent in the application of judgmental factors in interpreting such information. It is possible that, because of changes in market conditions or the inherent imprecision of reserve estimates, the estimates of future cash inflows, future gross revenues, the amount of natural gas reserves, the remaining estimated lives of natural gas properties, or any combination of the above may be increased or decreased. Increases in recoverable economic volumes generally reduce per unit depletion rates, while decreases in recoverable economic volumes generally increase per unit depletion rates.

Impairment of Natural Gas Properties — The carrying values of the Company’s natural gas properties are reviewed for impairment when events or circumstances indicate that the remaining carrying value may not be recoverable. To determine whether impairment of the Company’s natural gas properties has occurred, the Company compares the estimated expected undiscounted future cash flows to the carrying values of those properties. Estimated future cash flows are based on proved and, if determined reasonable by management, risk-adjusted probable reserves and assumptions generally consistent with the assumptions used by the Company for internal planning and budgeting purposes, including, among other things, the intended use of the asset, anticipated production from reserves, future market prices for natural gas adjusted for basis differentials, future operating costs and inflation. Proved gas properties that have carrying amounts in excess of estimated future undiscounted cash flows are written down to fair value, which is estimated by discounting the estimated future cash flows using discount rates and other assumptions that marketplace participants would use in their fair value estimates. The company recorded no impairment of natural gas properties during 2024 or 2023.

Value-Added Tax Refund Receivable — The Valued-Added Tax (“VAT”) is a broadly-based consumption tax that is assessed to the value that is added to goods and services. The VAT applies to nearly all goods and services that are bought and sold within the European Union. Italian law allows for certain VAT payments to be recovered through ongoing applications for refunds. The Company has incurred higher VAT input paid (i.e., VAT paid on purchases) than the VAT output collected (i.e., VAT collected on sales), resulting in a net VAT refund receivable.

Under Italian tax law, VAT refunds receivable may be refunded in cash or applied against future taxes liabilities. Given the legal framework ensuring recoverability of these amounts, management believes the risk of non-collection is minimal, and therefore no reserve for uncollectible amounts is applied against the receivable.

Leases — The Company recognizes right-of-use assets and lease liabilities for leases with terms greater than 12 months. Leases are classified as either finance or operating leases. This classification dictates whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease.

Short-term leases (leases with an initial term of 12 months or less or leases that are cancelable by the lessee and lessor without significant penalties) are not capitalized but are expensed on a straight-line basis over the lease term.

Credit Losses — The Company uses a forward-looking expected credit loss model for in-scope financial assets. Provisions for credit losses that are estimated through the Company’s prescribed method of estimating losses are recorded against earnings through a corresponding entry to Allowance for Credit Losses. Financial assets are presented net of the Allowance for Credit Losses. Any recoveries of amounts previously estimated as a credit loss are recorded against Allowance for Credit Losses.

In accordance with ASC 326, Financial Instruments — Credit Losses, the Company estimates the allowance for credit losses using relevant available information about expected credit losses. Inputs to the model include benchmarking against other companies, customer attributes, past events, current conditions, and reasonable and supportable forecasts. Adjustments to historical loss information are made for differences in current receivable-specific risk characteristics such as changes in the economy and demand trends, or other relevant factors. The Company’s financial assets measured at amortized cost primarily consist of trade receivables.

The assessment of the correlation between historical losses, current conditions, and forecasted economic conditions requires judgment. Alternative interpretations of these factors could have resulted in different conclusions regarding the allowance for credit losses. The amount of credit loss is sensitive to changes in circumstances and forecasted economic conditions. The Company’s experience, current conditions, and forecast of economic conditions may also not be representative of the customers’ actual default experience in the future.

Income Taxes — The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 or 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major U.S. and Italian taxing authorities since inception.

Warrants and Derivative Liability — The Company accounts for the Public Warrants in accordance with the guidance contained in Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”) under which the warrants meet the criteria for equity treatment and are recorded as equity. Such guidance provides that the Public Warrants are not precluded from equity classification because they are indexed to the Company’s own stock and do not require cash settlement. Additionally, the warrants meet the criteria for equity classification as they (i) do not provide the holder with rights that are contingently redeemable, (ii) are not considered to be freestanding derivatives requiring liability classification under ASC 480, and (iii) do not have terms that would require the Company to net cash settle the warrants. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity. No Public Warrants had been exercised as of December 31, 2024.

The Company evaluates the existence of separable embedded features within applicable debt or equity instruments pursuant to ASC 815. Professional standards generally provide three criteria that, if met, require companies to bifurcate embedded features from their host instruments and separately account for them as derivative. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. See Note 7 for a discussion of the Company’s derivative liability that existed as of December 31, 2023, but was derecognized in conjunction with the Business Combination.

Asset Retirement Obligations — The Company recognizes a liability for asset retirement obligations (“AROs”) based on an estimate of the amount and timing of settlement at the time a legal obligation is incurred. Upon initial recognition of an ARO, the Company increases the carrying amount of the long-lived asset by the same amount as the liability.

The initial capitalized costs will be depleted over the useful (productive) lives of the related assets.

The Company’s asset retirement obligations relate to the abandonment of gas production facilities including reclaiming well pads, reclaiming water impoundments, plugging wells and dismantling related structures. Estimates are based on historical experience of plugging and abandoning wells and reclaiming or disposing other assets and estimated remaining (productive) lives of the wells and assets.

The following table presents a reconciliation of the beginning and ending carrying amounts of the Company’s asset retirement obligations included in non-current liabilities in the Consolidated Balance Sheets.

	December 31, 2024	December 31, 2023
Balance January 1	$4,242,680	$3,847,784
Liabilities incurred	—	261,657
Accretion	133,239	133,239
Ending balance	$4,375,919	$4,242,680

No incremental ARO liabilities were incurred during the year ended December 31, 2024. For year ended December 31, 2023, the Company incurred incremental ARO liabilities, for one new development area associated with Longanesi (Casale Cocchi 1). Changes in ARO in 2024 only relate to the accretion of the existing liability. The Company does not have any assets that are legally restricted for purposes of settling these obligations. The incremental ARO liability incurred in 2023 was discounted to present value at a rate of 4.22%.

Contingent Consideration liability — The Company recognized a liability for the contingent consideration in accounting for the asset acquisition in accordance with ASC 450, Contingencies (“contingent consideration liability”) based on the Company’s assessment of probability of the occurrence of payment and deemed the liability estimable based on the formulaic nature. See Note 6 for more information.

Revenue Recognition — The Company follows the guidance of the ASC 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying revenue recognition under ASC 606 is that revenue should be recognized as goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. ASC 606 defines a five-step process to achieve recognition and mandates additional disclosure about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments, and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.

Renewable Natural Gas (“RNG”) — As of December 31, 2024, the Company primarily earns revenue through electricity generation revenue from the conversion of bio feedstocks to biomethane which is then converted to electricity through reciprocating generators. Such electricity is then delivered onto the grid through a metered interconnection and sold to the local state-owned electrical utility responsible for the purchase and marketing of energy produced by small-scale renewable energy assets. Upon delivery of the electricity to the grid, all performance obligations have been satisfied and energy generation revenue is recognized based on actual output and non-company specific predetermined prices for small renewable energy producers of €280/MWh (D.M. 18/12/2008).

Revenue is recognized over time as the Company transfers the electricity to the grid at a metered interconnection. The customer obtains control of the product upon delivery onto the electrical grid. The Company generally has a single performance obligation in its arrangements with its customers. The Company has no long-term contracts containing quantity or electricity volume production requirements and there is no variable consideration present in the Company’s performance obligations. Per ASC 606-10-25-27(a), delivery of units of power that are simultaneously received and consumed by the customer would satisfy the criteria in to be accounted for as a performance obligation satisfied over time and the same method would be used to measure the entity’s progress towards complete satisfaction of the performance obligation to transfer each distinct unit of power in the series to the customer. The Company’s performance obligation related to the sales of electricity are satisfied over time upon delivery to the customer. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring its products. The Company applies a practical expedient in FASB ASC 606-10-55-18 applicable to its sales by assessing whether the Company’s right to consideration corresponds directly with the value to the Company’s customer (the “invoice practical expedient”). The Company concluded that pricing that corresponds to the value provided to the customer. Consideration for each transaction is based upon non-company specific predetermined prices for small renewable energy producers of €280/MWh, established under Ministerial Decree (D.M.) 18 December 2008, which sets tariff rates for small renewable energy producers in Italy. Payment terms are typically two months after the invoice date and there are no return or refund rights.

During the year ended December 31, 2024, all revenue was derived from a single source (sales of electricity) and a single customer (the local state-owned electrical utility). As of December 31, 2024, the Company had $1.2 million of revenue receivable related to electricity sales.